Regulatory Matters - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2012	Jan. 31, 2012	Jun. 30, 2011	May 31, 2011	Jan. 31, 2011 Location Item	Oct. 31, 2010 Entity	Aug. 31, 2009 Location
Regulatory Matters Textual [Abstract]
Number of original jurisdiction cities						203		204
Number of other parties appealed various portions of rate review final order to a state district court,							4
Number of issues which revised the judgment						2
Increase in base rate				$ 93,000,000	$ 137,000,000
Increase in amortization of regulatory assets		24,000,000
Tax expense on amortization of regulatory assets		14,000,000
Percentage of debt in capital structure			60.00%
Percentage of equity in capital structure			40.00%
Percentage of return on equity			10.25%
Retrospective franchise fee payments		22,000,000
Under-recovered wholesale transmission service expense		60,000,000
Under-recovered wholesale transmission service expense after tax		40,000,000
Refund to customers	72,000,000
Minimum amount of capital spending		3,600,000,000
Period committed for minimum capital spending		5 years
Additional amount committed to spend		100,000,000
Letter of credit to secure payment obligations		$ 170,000,000